INCOME STATEMENT DETAILS (Schedule of Employee Benefit Expense) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020 [1]	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Wages, employee benefits expenses and car maintenance, before capitalization	₪ 482	₪ 543	₪ 543
Less: expenses capitalized (notes 10, 11)	(85)	(96)	(92)
Service costs: defined benefit plan (note 16(2))	10	12	11
Service costs: defined contribution plan (note 16(1))	25	23	20
Employee share based compensation expenses (note 21(b))	12	17	15
Employee benefits expense	₪ 444	₪ 499	₪ 497

[1]	See also note 1 with respect to the COVID-19 crisis effects.